15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Net investment in direct financing and sales-type leases	$ 248,872	$ 234,952
Accounts receivable	34,509	32,956
Total	283,381	267,908
Performing Financing Receivable
Net investment in direct financing and sales-type leases	248,872	234,952
Accounts receivable	4,050	3,025
Total	252,922	237,977
Nonperforming Financing Receivable
Net investment in direct financing and sales-type leases
Accounts receivable	30,459	29,931
Total	$ 30,459	$ 29,931